GreenVision Acquisition Corp. – Reverse Merger (Details Narrative) $ / shares in Units, $ in Thousands	Aug. 12, 2021 USD ($) $ / shares shares
Greenvision Acquisition Corp. Reverse Merger
Acquisition of shares | shares	2,650,000
Share price | $ / shares	$ 10.00
Acquistion of shares, value | $	$ 26,500